Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing
Note 5.	Loan Servicing

Mortgage loans serviced for the Federal Home Loan Mortgage Corporation (FHLMC) and the Mortgage Partnership Finance (MPF) Program of the FHLB of Des Moines are not included in the accompanying consolidated statements of financial condition.  The unpaid principal balances of these loans at December 31, 2011 and 2010 were $134,178,766 and $134,303,273, respectively.  Included in deposits are custodial escrow balances maintained in connection with the foregoing loan servicing of $1,408,663 and $1,237,935 at December 31, 2011 and 2010, respectively.